Document and Entity Information	12 Months Ended
Dec. 31, 2019 $ / shares shares
Document Information [Line Items]
Entity Central Index Key	0001504764
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36631
Entity Registrant Name	GRUPO AVAL ACCIONES Y VALORES S.A.
Entity Incorporation, State or Country Code	F8
Entity Address, Address Line One	Carrera 13 No. 26A - 47
Entity Address, City or Town	Bogotá D.C.
Entity Address, Country	CO
Entity Common Stock, Shares Outstanding | shares	7,143,227,185
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
ADR [Member]
Document Information [Line Items]
Title of 12(g) Security	American Depositary Shares, each representing 20 preferred shares, par value Ps 1.00 per preferred share
Entity Listing, Depository Receipt Ratio	20
Entity Listing, Par Value Per Share	$ 1.00
Security Exchange Name	NYSE
Trading Symbol	AVAL
Preference shares
Document Information [Line Items]
Title of 12(g) Security	Preferred Shares, par value Ps 1.00 per preferred share
Entity Listing, Par Value Per Share	$ 1.00
No Trading Symbol Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Carrera 13 No. 26A - 47
Entity Address, City or Town	Bogotá D.C.
Entity Address, Country	CO
Country Region	+57
City Area Code	1
Local Phone Number	743-3222
Contact Personnel Name	Jorge Adrián Rincón
Contact Personnel Email Address	jrincon@grupoaval.com